Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2018
Income Taxes [Abstract]
Net operating loss carryforward	$ 13,494,000	$ 13,494,000
Percentage of deferred tax asset, valuation allowance	100.00%
Net operating loss carry forwards to reduce the asset	$ 1,172,161